4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value	[1]	R$ (209.0)	R$ (331.5)
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		06.18.18
Assets (Hedged object)		LIBOR 3M + 2.60% p.a.
Liabilities (Protected risk)		5.47% p.a.
Notional		R$ 100.0
Fair value		R$ (2.5)
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		02.01.19
Assets (Hedged object)		LIBOR 6M + 2.70% p.a.
Liabilities (Protected risk)		5.90% p.a.
Notional		R$ 100.0
Fair value		R$ (5.4)
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		02.01.19
Assets (Hedged object)		LIBOR 6M + 2.70% p.a.
Liabilities (Protected risk)		5.88% p.a.
Notional		R$ 100.0
Fair value		R$ (5.4)
Designated as Cash Flow Hedge [Member] | Currency Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		05.22.18
Assets (Hedged object)		R$ + 7.75%
Liabilities (Protected risk)		US$ + 1.60%
Notional		R$ 250.0
Fair value		(153.0)
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		300.0
Fair value		(13.3)
Designated as Cash Flow Hedge [Member] | Interest Rate & Currency Swap[Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value		R$ (166.3)
Not Designated as Cash Flow Hedge [Member] | Currency Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		04.12.19
Assets (Hedged object)		US$ + 2,67% p.a.
Liabilities (Protected risk)		110.91% CDI
Notional		R$ 50.0
Fair value		1.3
Not Designated as Cash Flow Hedge [Member] | Interest Rate & Currency Swap[Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value		R$ (61.3)
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		01.22.18
Assets (Hedged object)		LIBOR 6M + 2.82% p.a.
Liabilities (Protected risk)		5.86% p.a.
Notional		R$ 8.3
Fair value
Not Designated as Cash Flow Hedge [Member] | Interest rate - Bond
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		05.22.18
Assets (Hedged object)		R$ (Fixed rate of 7.75% p.a.)
Liabilities (Protected risk)		68.84% CDI
Notional		R$ 50.0
Fair value		R$ 0.5
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		04.02.19
Assets (Hedged object)		R$ (Fixed rate of 9.61% p.a.)
Liabilities (Protected risk)		95.00% CDI
Notional		R$ 250.0
Fair value		R$ 11.5
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		04.02.19
Assets (Hedged object)		R$ (Fixed rate of 9.61% p.a.)
Liabilities (Protected risk)		93.54% CDI
Notional		R$ 249.0
Fair value		R$ 11.9
Not Designated as Cash Flow Hedge [Member] | Stock Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity		02.05.19
Assets (Hedged object)		BRFS3
Liabilities (Protected risk)		110.00% CDI
Notional		R$ 510.1
Fair value		(86.4)
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value		R$ 23.9

[1]	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.